Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments Remaining	Jun. 30, 2024 USD ($)
Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments	$ 40,000
2023 [Member]
Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments
2024 [Member]
Schedule of Undiscounted Minimum Lease Payments Remaining [Line Items]
Undiscounted minimum lease payments	$ 40,000